Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

13. SUBSEQUENT EVENTS

On September 1, 2026, the Company’s shareholders approved a proposal, as an ordinary resolution, that (a) all the Company’s class A ordinary shares, class B ordinary shares and class C ordinary shares of par value USD0.001 each, whether issued or unissued (collectively, the “Shares”), be consolidated at a ratio of twenty (20) Shares into one (1) Share of par value USD0.02, with the consolidated Shares having the same rights and being subject to the same restrictions (other than the change in par value) as the existing Shares of the relevant class under the Company’s then-existing memorandum and articles of association (the “Share Consolidation”); (b) the Company’s authorized share capital be altered from USD1,110,000 divided into 1,000,000,000 class A ordinary shares of par value USD0.001 each, 50,000,000 class B ordinary shares of par value USD0.001 each, 50,000,000 class C ordinary shares of par value USD0.001 each, and 10,000,000 preferred shares of par value USD0.001 each to USD1,110,000 divided into 50,000,000 class A ordinary shares of par value USD0.02 each, 2,500,000 class B ordinary shares of par value USD0.02 each, 2,500,000 class C ordinary shares of par value USD0.02 each, and 10,000,000 preferred shares of par value USD0.001 each as a result of the Share Consolidation; (c) no fractional Shares be issued in connection with the Share Consolidation and, in the event that a shareholder would otherwise be entitled to receive a fractional Share upon the Share Consolidation, the total number of Shares to be received by such shareholder be rounded up to the next whole Share; (d) the Share Consolidation shall take effect from September 15, 2026; and (e) any one director or officer of the Company be and is hereby authorized, for and on behalf of the Company, to do all such other acts or things necessary or desirable to implement, carry out and give effect to the Share Consolidation, if and when deemed advisable by the Board in its sole discretion.

On September 15, 2026, the Company, at the authorization of the Board of Directors, effected a share consolidation at a ratio of 1 post-split ordinary share for every 20 pre-split ordinary shares (the “2026 Share Consolidation”). At the effective time of the Share Consolidation, the authorized share capital of the Company was amended from USD1,110,000 divided into 1,000,000,000 class A ordinary shares of par value USD0.001 each, 50,000,000 class B ordinary shares of par value USD0.001 each, 50,000,000 class C ordinary shares of par value USD0.001 each, and 10,000,000 preferred shares of par value USD0.001 each to USD1,110,000 divided into 50,000,000 class A ordinary shares of par value USD0.02 each, 2,500,000 class B ordinary shares of par value USD0.02 each, 2,500,000 class C ordinary shares of par value USD0.02 each, and 10,000,000 preferred shares of par value USD0.001.

These unaudited condensed consolidated financial statements were approved by management and available for issuance on October 1, 2026. The Company has evaluated subsequent events through this date and concluded that there are no additional reportable subsequent events other than those disclosed above.